Summary of Significant Accounting Policies and Practices (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 05, 2016 $ / shares	Dec. 31, 2015 CNY (¥)
Summary Of Significant Accounting Policies And Practices [Line Items]
Foreign currency translation rate	6.8755				6.8755
Cash and cash equivalents	¥ 8,908		¥ 12,963		$ 1,296
Restricted cash	38,000		56,501		5,527
Allowance for doubtful accounts	1,847		2,467	¥ 3,213	269	$ 359		¥ 747
Depreciation expense recorded in cost of goods sold	¥ 44,509	$ 6,474	¥ 42,877	¥ 43,193
Depreciation recorded in cost of goods sold, percent	42.70%	42.70%	39.60%	37.90%
Depreciation recorded in administrative and selling expenses, percent	57.30%	57.30%	60.40%	62.10%
Loss on impairment of assets	¥ 0	$ 0	¥ 0	¥ 0
Research and Development Expense	¥ 14,553	$ 2,117	9,464	3,577
Value Added Tax Rate	16.00%	16.00%
Working Capital Deficiency	¥ 153,156				$ 22,276
Net losses	¥ 22,172	$ 3,224	¥ 46,003	¥ 54,483
Common Stock, Par or Stated Value Per Share					$ 0.519008	$ 0.519008	$ 0.519008
Scenario, Previously Reported [Member]
Summary Of Significant Accounting Policies And Practices [Line Items]
Common Stock, Par or Stated Value Per Share							$ 0.129752